Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST I
Prospectus Date	rr_ProspectusDate	Jan. 01, 2017
Supplement [Text Block]	cfsti_SupplementTextBlock
Supplement dated June 2, 2017
to the Prospectus, as supplemented, and Statement of Additional Information (SAI) of the following fund (the Fund):
Fund	Prospectus Dated	SAI Dated
Columbia Funds Series Trust I
Columbia Global Energy and Natural Resources Fund	1/1/2017	6/1/2017
Effective immediately, the information under the subsection "Performance Information" in the "Summary of the Fund" section of the Prospectus for the above mentioned Fund is hereby revised to remove the following information, which was added by supplement on March, 10, 2017:
Prior to March 27, 2017, Class T shares were known as Class W shares and there was no sales charge on Class W shares. Beginning March 27, 2017, the maximum applicable sales charge attributable to Class T shares is 2.50% per transaction. The Fund’s Class T share returns (after applicable sales charges) have been adjusted to reflect the current maximum applicable sales charge of 2.50%.
The rest of the section remains the same.

Columbia Global Energy and Natural Resources Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti_SupplementTextBlock
Supplement dated June 2, 2017
to the Prospectus, as supplemented, and Statement of Additional Information (SAI) of the following fund (the Fund):
Fund	Prospectus Dated	SAI Dated
Columbia Funds Series Trust I
Columbia Global Energy and Natural Resources Fund	1/1/2017	6/1/2017
Effective immediately, the information under the subsection "Performance Information" in the "Summary of the Fund" section of the Prospectus for the above mentioned Fund is hereby revised to remove the following information, which was added by supplement on March, 10, 2017:
Prior to March 27, 2017, Class T shares were known as Class W shares and there was no sales charge on Class W shares. Beginning March 27, 2017, the maximum applicable sales charge attributable to Class T shares is 2.50% per transaction. The Fund’s Class T share returns (after applicable sales charges) have been adjusted to reflect the current maximum applicable sales charge of 2.50%.
The rest of the section remains the same.